Share Capital	12 Months Ended
Mar. 31, 2019
Disclosure of Share Capital Explanatory [Abstract]
Share Capital
15. Share Capital

	For the Year Ended March 31, 2019				For the Year Ended March 31, 2018
	Number	Amount			Number	Amount
Authorized share capital	240,000,000	Rs.	1,200		240,000,000	Rs.	1,200
Fully paid up share capital
Opening number of equity shares/share capital	165,910,907	Rs.	830		165,741,713	Rs.	829
Add: Equity shares issued pursuant to employee stock option plan (1)	155,041		-	*	169,194		1
Closing number of equity shares/share capital	166,065,948	Rs.	830		165,910,907	Rs.	830
Treasury shares (2)	217,976	Rs.	535		-		-

*Rounded to the nearest million.

(1)
During the years ended March 31, 2019 and 2018, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme-2002 and the Dr. Reddy’s Employees Stock Option Scheme-2007. All of the options exercised had an exercise price of Rs.5, being equal to the par value of the underlying shares. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the "share based payment reserve”was transferred to
“
share premium” in the consolidated statements of changes in equity.

(2)	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s
Employees ESOS Trust (the
“
ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, including through secondary market acquisitions, equity shares which are used for issuance to eligible employees upon exercise of stock options thereunder. As at March 31, 2019, the ESOS Trust purchased 217,976 shares from secondary market for an aggregate consideration of Rs.535. Refer to Note 19 of these financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.

The Company has only one class of equity shares having a par value of Rs.5 per share. For all matters submitted to vote in a shareholders meeting of the Company, every holder of an equity share, as reflected in the records of the Company as on the record date set for the shareholders meeting, shall have one vote in respect of each share held.

Should the Company declare and pay any dividends, such dividends will be paid in Indian rupees to each holder of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date. Indian law on foreign exchange governs the remittance of dividends outside India.

In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date.

Final dividends on equity shares (including dividend tax on distribution of such dividends) are recorded as a liability on the date of their approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the Company’s Board of Directors. The details of dividends paid by the Company are as follows:

	For the Year Ended March 31,
	2019		2018		2017
Dividend per share (in absolute Rs.)	Rs.	20	Rs.	20	Rs.	20
Dividend distribution tax on the dividend paid		682		675		78
Dividend paid during the year		3,320		3,317		3,312

Buyback of equity shares

The Board of Directors of the Company, in their meeting held on February 17, 2016, approved a proposal to buy back equity shares of the Company, subject to approval by the Company’s shareholders, for an aggregate amount not exceeding Rs.15,694 and at a price not exceeding Rs.3,500 per equity share. The plan involved the purchase of such shares from shareholders of the Company (including persons who become shareholders by cancelling American Depository Shares and receiving underlying equity shares, and excluding the promoters and promoter group of the Company) under the open market route in accordance with the provisions contained in the Securities and Exchange Board of India (Buy Back of Securities) Regulations, 1998 and the Companies Act, 2013 and rules made thereunder. The shares bought back under this plan were required to be extinguished in accordance with the provisions of the Securities and Exchange Board of India (Buy Back of Securities) Regulations, 1998 and the Companies Act, 2013 and rules made thereunder.

The Company’s shareholders approved the buyback plan on April 1, 2016, and implementation of the buyback plan commenced on April 18, 2016 and ended on June 28, 2016.

Under this plan, the Company bought back and extinguished 5,077,504 equity shares for an aggregate purchase price of Rs.15,694. The aggregate face value of the equity shares bought back was Rs.25.

Proposed dividend

At the Company’s Board of Directors’ meeting held on May 17, 2019, the Board proposed a dividend of Rs.20 per share and aggregating to Rs. 3,321, which is subject to the approval of the Company’s shareholders. Upon such approval, there will be an additional cash outflow of Rs. 683 for payment of dividend distribution tax thereon.